SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of Share Capital
Total authorized shares of the Company were unlimited and have no par value.

	SHARES	USD
Issued and fully paid ordinary shares
As at January 1, 2022	33,806,422	—
Issue of ordinary shares	2,663,919	—
As at December 31, 2022	36,470,341	—

As at January 1, 2021	28,556,422	64
Issue of ordinary shares	5,250,000	—
Transfer to capital reserve upon change of par value	—	(64)
As at December 31, 2021	33,806,422	—

As at January 1, 2020	27,291,543	61
Issue of ordinary shares	1,264,879	3
As at December 31, 2020	28,556,422	64